Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 134	$ 186
Short-term investments	38	48
Accounts receivable	91	146
Inventories	491	441
Sales and indirect taxes recoverable	228	250
Income taxes receivable	36	24
Other	39	48
Current assets	1,057	1,143
Mining interests
Owned by subsidiaries and joint operation	12,910	17,311
Investments in associates and joint venture	2,632	2,736
Mining interests	15,542	20,047
Equity securities	190	178
Deferred income taxes	22	112
Inventories		16
Other	156	189
Total assets	16,967	21,685
Current liabilities
Accounts payable and accrued liabilities	596	574
Debt	400	499
Income taxes payable	113	98
Provisions and other	100	84
Current liabilities	1,209	1,255
Deferred income taxes	2,289	3,063
Debt	2,467	1,984
Deferred payment obligation	163	182
Finance lease obligations	230	242
Provisions	619	610
Income taxes payable	60	122
Other	55	43
Total liabilities	7,092	7,501
Shareholders' equity
Common shares, stock options and restricted share units	18,248	18,261
Accumulated other comprehensive (loss) income	(128)	23
Deficit	(8,245)	(4,100)
Shareholders' equity	9,875	14,184
Total liabilities and shareholders' equity	$ 16,967	$ 21,685